LOAN FROM NON- RELATED PARTY	3 Months Ended
Feb. 28, 2013
LOAN FROM NON- RELATED PARTY [Text Block]
12.	LOAN FROM NON- RELATED PARTY

On January 30, 2013, the Company obtained an unsecured loan of $200,000 for general working capital purposes (“Working Capital Loan”). The Working Capital Loan proceeds will be used for general working capital purposes and the Working Capital Loan, together with interest at 6% per annum, accrued and calculated daily, plus $12,000 will be repaid on the earlier of July 30, 2013 and demand. The Company has accrued interest for $12,756 for the period ended February 28, 2013. The Company also granted 100,000 warrants to the lender as bonus consideration for the loan. These warrants were issued at an exercise price of $0.50 per share and vest immediately with an expiry term of two years.